Stock Option Plan - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 431	$ 295	$ 1,155	$ 874	$ 1,170	$ 716
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	212	131	611	404	542	394
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 219	$ 164	$ 544	$ 470	$ 628	$ 322